LEASES (Schedule of Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Operating lease ROU assets	$ 8,948	$ 2,490
Operating lease liabilities, current	742	1,383
Operating lease liabilities, long-term	$ 8,272	$ 1,094
Weighted average remaining lease term (in years)	3 years 11 months 26 days
Weighted average discount rate	5.30%